WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.8%
Alabama - 4.6%
Alabama State Corrections Institution Finance Authority Revenue:
Series A	5.250%	7/1/47	$10,000,000	$10,822,255
Series A	5.250%	7/1/52	1,000,000	1,075,913
Black Belt Energy Gas District, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	3,470,000	3,436,466	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,451,177	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	1,520,000	1,549,803
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	53,065,000	54,080,415
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	5,465,000	5,646,995
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	12,165,000	13,013,778
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	9,335,000	10,011,508
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	38,405,000	38,344,009	(a)(b)

Total Alabama				141,432,319

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	1,505,000	1,623,145
State Capital Project II, Series B	5.000%	12/1/38	1,150,000	1,236,993
State Capital Project II, Series B	5.000%	12/1/39	760,000	814,671
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,369,088	(c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/32	845,000	902,538
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/33	1,055,000	1,121,536
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	737,127

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Alaska - (continued)
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	$1,900,000	$1,828,004
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,051,397
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	943,694
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,845,000	2,426,113

Total Alaska				18,054,306

Arizona - 2.3%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,706,735
Series D	5.000%	7/1/46	1,900,000	1,961,479
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,374,311
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	992,642
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,164,817
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	774,111
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	448,500	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	604,487	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,785,450	(d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,701,018
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	1,890,000	2,007,874
Lincoln South Beltway Project	5.000%	8/1/27	915,000	996,058
Lincoln South Beltway Project	5.000%	2/1/28	2,095,000	2,298,451
Lincoln South Beltway Project	5.000%	8/1/28	1,785,000	1,972,963
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	28,835,000	29,260,668	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	760,000	778,530
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	238,921

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	$455,000	$467,413
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	530,000	551,898
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	985,000	1,013,290
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	4,157,928	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	989,263
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,336,880
Series A	5.000%	8/1/47	1,520,000	1,620,201
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,608,379

Total Arizona				71,812,267

California - 11.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,274,558
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,748,567
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,330,000	1,376,362	(e)
Series A, Refunding	5.000%	5/1/34	1,025,000	1,060,730	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	3.150%	4/1/27	20,495,000	20,738,069	(a)(b)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,450,631	(a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,770,106
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,172,391

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	$3,795,000	$4,057,941
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,635,229
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,192,087	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	883,244	(c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	6,070,000	5,595,060	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,552,138	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,293,160	(d)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,140,000	1,123,386
California State, GO, Various Purpose	4.000%	3/1/46	3,035,000	3,054,236
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,954,198
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	8,970,000	8,913,833	(d)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	3,434,575	3,101,709
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	12,105,000	12,867,891
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,016,538
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,147,739
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	1,520,000	1,664,203
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,733,958
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	4,555,000	5,000,081

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Senior Proposition C, Series A	5.000%	7/1/39	$3,035,000	$3,319,808
Senior Proposition C, Series B	5.000%	7/1/34	760,000	847,106
Senior Proposition C, Series B	5.000%	7/1/36	3,795,000	4,188,840
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,581,574	(c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,935,000	5,060,981	(c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,378,426	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,215,000	1,297,360	(c)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,675,000	2,426,857	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Los Angeles Water & Power, Series A	5.000%	7/1/42	5,695,000	6,015,003
Series A, Refunding	5.000%	7/1/46	1,520,000	1,584,731
Series B, Refunding	5.000%	7/1/39	8,365,000	8,902,717
Series C	5.000%	7/1/37	3,660,000	3,951,054
Series C	5.000%	7/1/38	760,000	817,491
Series C	5.000%	7/1/42	9,865,000	10,482,016
Series E	5.000%	7/1/44	7,590,000	7,784,409
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,794,930
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,576,854
Series A	6.500%	11/1/39	5,515,000	6,691,427
Series B	7.000%	11/1/34	20,115,000	24,890,579
Series B	6.500%	11/1/39	9,865,000	11,969,344
Series C	6.125%	11/1/29	3,930,000	4,355,715
Series C	7.000%	11/1/34	3,795,000	4,695,985
Series C	6.500%	11/1/39	980,000	1,189,048
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	4,545,000	4,560,753	(a)(b)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	$6,700,000	$7,210,024
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	5,390,000	5,826,930
Series B, Refunding	5.000%	6/1/39	7,535,000	8,116,196
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,171,996
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,030,000	3,307,560
2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,443,072
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	8,880,000	9,327,425
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	3,000,000	3,046,334	(c)
Second Series D, Refunding	5.000%	5/1/48	3,415,000	3,475,414	(c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,130,514	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	915,408	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,163,404	(c)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,324,282
Sanger, CA, USD Revenue, COP:
Capital Projects, Refunding, AGM	5.000%	6/1/49	1,520,000	1,568,629
Capital Projects, Refunding, AGM	5.000%	6/1/52	2,275,000	2,286,375
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,035,000	1,008,688
Series B, AGM	4.000%	8/1/48	1,725,000	1,665,475
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	11,385,000	12,269,554
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,330,000	1,371,971

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	$760,000	$801,015
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,175,368
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	4,555,000	4,858,179

Total California				344,204,866

Colorado - 1.9%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	776,605
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	642,862
Series A	5.000%	12/1/49	1,000,000	805,963
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,951,876
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,893,610
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A	4.000%	11/15/38	8,035,000	8,054,077
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	13,210,000	13,758,342	(a)(b)
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,743,115
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,604,700
Commonspirit Health Project, Series A-2	4.000%	8/1/49	3,415,000	2,852,955
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,541,963
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,142,674
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,216,396
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,166,356
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,676,508

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	$760,000	$717,140
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	615,157

Total Colorado				57,160,299

Connecticut - 1.0%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,513,207	(c)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	3,225,000	3,617,883
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,335,244
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	1,820,000	2,056,357
Connecticut State, GO:
Series A	5.000%	4/15/34	1,520,000	1,666,739
Series A	5.000%	4/15/35	3,715,000	4,015,402
Series A	5.000%	4/15/36	1,745,000	1,896,665
Series A	5.000%	4/15/39	1,250,000	1,344,900
Series E	5.000%	10/15/34	4,070,000	4,337,444
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,847,580	(d)

Total Connecticut				29,631,421

Delaware - 0.6%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	2,275,000	2,204,229
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,284,818
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,387,583
US 301 Project	5.000%	6/1/55	10,437,000	10,600,597

Total Delaware				17,477,227

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	$7,020,000	$7,158,655
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,531,719

Total District of Columbia				12,690,374

Florida - 4.6%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,703,908	(c)
Series 2017	5.000%	10/1/47	2,545,000	2,570,012	(c)
Series A	5.000%	10/1/25	1,520,000	1,585,483	(c)
Series A	5.000%	10/1/26	1,140,000	1,203,308	(c)
Series A	5.000%	10/1/28	1,140,000	1,226,590	(c)
Series A	5.000%	10/1/45	16,700,000	16,707,735	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,614,343	(c)
Series 2022	5.500%	9/1/52	3,000,000	3,237,959	(c)
Series B	5.000%	9/1/32	7,875,000	8,636,012	(c)
Series B	5.000%	9/1/33	6,535,000	7,120,313	(c)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	6,640,000	6,941,495
Series B, Refunding	5.000%	7/1/32	6,070,000	6,334,880
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	3,795,000	3,990,211
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,900,000	1,961,847
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	3,035,000	3,269,388
Student Housing Project, Series A, Refunding	5.000%	7/1/38	3,035,000	3,239,676
Student Housing Project, Series A, Refunding	5.000%	7/1/39	1,900,000	2,015,407
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,304,998	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,530,645
Series A, Refunding	5.000%	10/1/28	380,000	387,548

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Series A, Refunding	5.000%	10/1/29	$2,065,000	$2,104,152
Series A, Refunding	5.000%	10/1/35	3,795,000	3,832,134
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,776,044
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,668,281	(c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,856,407	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,130,511	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,242,140
Series A, Refunding	4.000%	10/1/41	760,000	732,395
Series A, Refunding	5.000%	10/1/41	5,505,000	5,636,980
Series A, Refunding	5.000%	10/1/49	9,790,000	9,907,711	(c)
Series B, Refunding	5.000%	10/1/40	2,275,000	2,320,761	(c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	4,981,998
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	3,605,000	3,757,078
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,301,532
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	598,738
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	864,825
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,278,974
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6	*(f)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	3,160,000	3,238,852
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,858,013

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	$1,140,000	$1,034,272
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	540,000	574,604
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,156,896

Total Florida				140,435,062

Georgia - 1.2%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	760,000	816,505
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,122,152
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	5,104,123
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	3,640,000	3,663,124
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	420,000	442,053
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,330,000	1,437,575
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,255,964
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	909,418
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	821,300
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,523,576
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	760,000	667,721
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	1,520,000	1,523,036
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	760,000	679,607
Plant Vogtle Units 3&4, Project M, Series A	5.000%	1/1/56	770,000	772,906

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Project One Subordinated, Series A	5.000%	1/1/45	$1,480,000	$1,496,647
Project One, Series A	5.000%	1/1/50	1,710,000	1,718,428
Series EE, AMBAC	7.250%	1/1/24	380,000	398,318
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	8,038,455
Series A	5.000%	5/15/34	1,520,000	1,572,010
Series A	5.000%	5/15/43	1,480,000	1,489,458

Total Georgia				36,452,376

Guam - 0.2%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/28	190,000	197,383
Series F, Refunding	5.000%	1/1/29	760,000	792,741
Series F, Refunding	5.000%	1/1/30	570,000	596,863
Series F, Refunding	5.000%	1/1/31	570,000	598,757
Series F, Refunding	4.000%	1/1/36	2,655,000	2,457,362

Total Guam				4,643,106

Illinois - 12.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,226,601
Series 2018	5.000%	4/1/38	910,000	918,598
Series 2018	5.000%	4/1/42	3,340,000	3,346,610
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,755,155
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,325,763
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	602,196
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,263,633
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,123,124
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,841,383
Series A	5.000%	12/1/35	7,870,000	7,795,586
Series A	5.000%	12/1/36	605,000	595,032
Series A	5.000%	12/1/39	4,700,000	4,557,202
Series A	5.000%	12/1/40	2,125,000	2,050,777
Series A	5.000%	12/1/41	16,040,000	15,371,812
Series B, Refunding	5.000%	12/1/36	1,935,000	1,913,898
Series C, Refunding	5.000%	12/1/24	150,000	151,731
Series C, Refunding	5.000%	12/1/25	1,820,000	1,847,067

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series D	5.000%	12/1/46	$3,225,000	$3,034,824
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	12,800,871
Series A, Refunding	5.000%	1/1/27	3,035,000	3,093,504
Series A, Refunding	5.000%	1/1/28	8,920,000	9,115,518
Series A, Refunding	6.000%	1/1/38	5,655,000	5,880,118
Series C, Refunding	5.000%	1/1/25	1,080,000	1,095,026
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,773,584
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,162,340
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,439,977
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,261,499	(c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,162,763	(c)
Series A, Refunding	5.000%	1/1/34	6,215,000	6,316,065	(c)
Series C	5.000%	1/1/31	2,465,000	2,513,409	(c)
Series C	5.000%	1/1/32	2,525,000	2,571,857	(c)
Series C	5.000%	1/1/33	2,275,000	2,315,327	(c)
Series C	5.000%	1/1/34	2,125,000	2,159,556	(c)
Series C	5.000%	1/1/35	380,000	385,374	(c)
Series C	5.000%	1/1/46	5,315,000	5,317,069	(c)
Series D, Refunding	5.000%	1/1/46	760,000	767,771
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,924,666	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,381,038
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,469,952
Second Lien, Series A, Refunding	4.000%	12/1/50	3,795,000	3,373,770
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,865,529
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	4,555,000	4,558,606
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,217,691
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,120,244
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	770,309
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,527,011
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	8,985,000	9,023,227
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	795,628

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	$760,000	$809,919
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,796,643
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,610,721
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,067,555
Series A, Refunding	4.000%	11/15/41	2,845,000	2,741,144
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,025,000	1,098,918
Cook and DuPage Counties, Refunding	5.000%	1/1/36	985,000	1,049,140
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/29	760,000	780,315
Benedictine University, Refunding	5.000%	10/1/31	760,000	777,176
Benedictine University, Refunding	4.000%	10/1/33	545,000	505,289
Northshore University Healthsystem, Series A	5.000%	8/15/35	1,520,000	1,659,225
Northshore University Healthsystem, Series A	4.000%	8/15/39	2,920,000	2,849,406
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,330,000	1,273,633
OSF Healthcare System, Series A	4.000%	5/15/50	4,180,000	3,647,783
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	786,156
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	934,272
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	778,964
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,445,574
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,371,886
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	339,571

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	$1,520,000	$1,547,429
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,549,958
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	995,746
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,962,135
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,832,280
Series A	5.000%	1/1/42	17,075,000	17,805,231
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	630,299
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	418,382
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	620,049
Illinois State, GO:
Series 2014	5.250%	2/1/32	4,195,000	4,248,664
Series 2016	5.000%	1/1/33	1,900,000	1,945,800
Series 2016	5.000%	11/1/33	1,405,000	1,444,333
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,256,781
Series 2016, Refunding	5.000%	2/1/29	985,000	1,021,415
Series A	5.000%	3/1/34	2,000,000	2,096,361
Series A	5.000%	5/1/39	2,275,000	2,311,552
Series A	5.000%	3/1/46	7,855,000	7,883,588
Series A, Refunding	5.000%	10/1/30	3,680,000	3,860,514
Series D	5.000%	11/1/27	29,275,000	30,579,995
Series D	5.000%	11/1/28	5,700,000	5,946,184
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	757,488
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	8,716,815
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	12,515,231
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	24,047,664

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	$8,350,000	$8,741,151	(e)
Green Bond, Series B	5.000%	12/1/39	7,660,000	8,018,828	(e)
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,690,422
Series A, Refunding, NATL	6.000%	7/1/29	19,585,000	22,052,587

Total Illinois				389,700,463

Indiana - 1.3%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,365,000	1,377,626
Series S	4.000%	7/1/37	570,000	572,144
Series S	4.000%	7/1/38	605,000	607,258
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,589,616
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,583,218
Private Activity, Ohio River Bridge	5.000%	7/1/40	3,795,000	3,841,272	(c)(e)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	7,760,000	8,173,837
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	11,090,000	11,802,977	(c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,976,807
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	3,795,000	3,899,849	(c)

Total Indiana				39,424,604

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	15,180,000	14,677,082	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	1,932,004

Total Iowa				16,609,086

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	$3,305,000	$3,425,287
Series 3	5.000%	2/1/44	2,275,000	2,357,799
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,564,781
Improvement, Series A	5.000%	9/1/45	2,275,000	2,336,049

Total Kansas				9,683,916

Kentucky - 2.3%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,007,090
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	21,440,000	21,291,734	(a)(b)
Series C	4.000%	6/1/25	34,460,000	34,257,572	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,085,237	(a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,654,394
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,182,611
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	737,957
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	1,710,000	1,752,585
Series B, Refunding	5.000%	1/1/26	910,000	964,915
Series B, Refunding	5.000%	1/1/27	2,275,000	2,444,434

Total Kentucky				71,378,529

Louisiana - 0.8%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	2,285,000	2,251,011	(a)(b)
Loop LLC Project, Series A	1.650%	12/1/23	5,330,000	5,250,717	(a)(b)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,660,535
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,900,921

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	$6,540,000	$6,012,894	(a)(b)
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	2,355,000	2,278,892	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,486,415	(a)(b)

Total Louisiana				24,841,385

Maryland - 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,239,246
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	803,839
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,580,604
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,633,663
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	760,000	773,328
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	4,990,797

Total Maryland				14,021,477

Massachusetts - 1.5%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,177,552
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	3,795,000	3,991,821
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,825,149
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,140,000	1,149,497
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	854,003
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,766,416
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,479,371
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,330,000	1,332,022
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,746,681
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,958,655

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	$1,520,000	$1,402,399
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	3,165,000	3,392,035	(c)
Series A	5.000%	7/1/35	3,155,000	3,364,680	(c)
Series A, Refunding	5.000%	7/1/36	530,000	563,285	(c)
Series E	5.000%	7/1/46	5,505,000	5,739,568	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,594,578

Total Massachusetts				46,337,712

Michigan - 1.6%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,215,000	1,220,603
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	3,035,000	3,048,995
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,978,989
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,166,257
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	3,110,000	3,153,446
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,670,641
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,198,782
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	783,646
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,211,851
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	1,290,000	1,288,305
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,772,024

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	$10,245,000	$9,904,799	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,752,815	(c)

Total Michigan				48,151,153

Minnesota - 0.2%
Western Minnesota Municipal Power Agency
Revenue, Series A	5.000%	1/1/46	6,050,000	6,204,211	(e)

Missouri - 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	640,352
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,559,217	(c)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,125,000	2,071,162

Total Missouri				6,270,731

Nebraska - 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	785,056
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	888,882
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	702,589
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	3,035,000	3,157,227

Total Nebraska				5,533,754

Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	15,180,000	15,986,758

New Hampshire - 0.2%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	3,035,000	2,933,124	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,900,000	1,836,223	(a)(b)(c)

Total New Hampshire				4,769,347

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 8.1%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	$1,710,000	$1,802,125
Series A, Refunding, GTD, BAM	5.000%	9/1/39	3,035,000	3,183,358
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,708,256
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,903,460	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,142,382	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	760,000	760,797	(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	3.450%	9/1/27	16,750,000	16,757,784	(b)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,960,000	3,289,980	(e)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.500%	3/1/28	15,180,000	15,187,003	(b)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,732,713
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,371,166
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	9,865,000	10,502,265	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	765,782	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,780,000	1,937,915
Transit Transportation Project, Series A	5.000%	11/1/34	4,175,000	4,470,330
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,207,368
State House Project, Series B	5.000%	6/15/43	2,555,000	2,616,010
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,730,982	(c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,413,877	(c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,494,420	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
United Airlines Project	5.500%	6/1/33	$3,795,000	$3,808,278	(c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,717,167
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,409,521
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	325,000	343,339
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,431,244
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,834,345
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	5,695,000	5,918,340
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,655,744
Transportation Program, Series AA	5.000%	6/15/38	2,430,000	2,523,431
Transportation Program, Series AA	5.250%	6/15/41	10,100,000	10,305,511
Transportation Program, Series AA	5.250%	6/15/43	12,070,000	12,541,774
Transportation Program, Series AA	5.000%	6/15/45	3,795,000	3,830,911
Transportation Program, Series AA	5.000%	6/15/46	3,795,000	3,864,550
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,675,414
Transportation Program, Series AA, Refunding	5.000%	6/15/36	3,415,000	3,665,095
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,767,973
Transportation Program, Series BB	4.000%	6/15/38	645,000	623,203
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	6,979,696
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,147,388	(g)
Transportation System, Series A	4.000%	6/15/38	3,035,000	2,932,438
Transportation System, Series A, Refunding	5.000%	12/15/27	3,460,000	3,753,800
Transportation System, Series A, Refunding	5.000%	12/15/28	8,000,000	8,771,354
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	3,795,000	4,007,148
Series A, Refunding	5.000%	1/1/35	3,720,000	3,915,923
Series G, Refunding	5.000%	1/1/36	16,905,000	18,204,881
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	20,520,000	22,783,141

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	$3,035,000	$3,203,607
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,728,012

Total New Jersey				249,321,201

New York - 13.0%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,858,243
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	5,695,000	5,894,527
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,105,000	1,137,086
Green Bonds, Series A	5.000%	11/15/51	1,520,000	1,490,408
Green Bonds, Series C-1	4.750%	11/15/45	1,520,000	1,481,768
Green Bonds, Series C-1	5.250%	11/15/55	1,900,000	1,919,027
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,252,058
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,030,054
Green Bonds, Series D-1	5.000%	11/15/43	1,140,000	1,125,962
Green Bonds, Series E	5.000%	11/15/29	2,275,000	2,374,905
Green Bonds, Series E	5.000%	11/15/33	1,710,000	1,773,783
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,493,366
Green Bonds, Series F	5.000%	11/15/24	1,030,000	1,059,908
Series A-2	5.000%	5/15/30	6,905,000	7,309,743	(a)(b)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	380,000	399,811
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	3,555,000	3,833,732
Subseries A-1	4.000%	8/1/40	4,555,000	4,518,759
Subseries A-1	5.000%	8/1/47	6,415,000	6,861,911
Subseries B-1	5.000%	10/1/42	2,180,000	2,333,367
Subseries F-1	5.000%	3/1/42	2,275,000	2,453,363
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,747,622
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,717,840
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	805,000	811,631
Second General Resolution, Series CC	5.000%	6/15/48	6,400,000	6,720,957

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Subordinated, Second General Resolution Fiscal 2021, Series AA-1, Refunding	4.000%	6/15/50	$17,460,000	$16,606,368
New York City, NY, TFA Future Tax Secured Revenue:
Series B-1	4.000%	11/1/41	3,500,000	3,421,419
Series C-1	4.000%	5/1/45	2,655,000	2,548,598
Series D	4.000%	11/1/44	5,935,000	5,716,479
Subordinated, Series B-1	5.000%	8/1/45	2,550,000	2,679,572
Subseries F-1	5.000%	5/1/42	8,000,000	8,439,960
New York State Dormitory Authority Revenue:
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	10,000	11,195	(e)
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	4,410,000	4,938,568
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/32	5,000	5,598	(e)
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/32	3,030,000	3,379,575
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/33	950,000	1,056,102
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/34	5,000	5,598	(e)
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/34	1,325,000	1,457,823
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,451,115
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	5,000	5,598	(e)
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	2,270,000	2,543,409
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	8,017,254
Series B, Refunding	5.000%	2/15/43	10,000	11,009	(e)
Series E, Refunding	5.000%	3/15/34	18,975,000	19,945,839
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	7,050,000	7,394,521
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,646,884
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,924,812

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	$12,815,000	$12,703,816
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	6,786,602	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	8,690,000	8,904,798
Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	4,615,000	4,348,631
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,389,817	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,222,023	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	825,537	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	3,990,255	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,661,839	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,155,083	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,232,120	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,306,817
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,376,214
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	5,560,000	5,291,727
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	4,175,000	4,314,365	(c)
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,976,297
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,866,680
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,971,577
Consolidated Series 221	4.000%	7/15/50	10,345,000	9,314,125	(c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	3,939,420	(c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,358,960	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Consolidated Series 226, Refunding	5.000%	10/15/41	$1,330,000	$1,372,955	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	7,810,000	8,211,617
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	3,475,000	3,672,795
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	28,325,000	30,078,332
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	4,765,000	4,374,150
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	14,955,000	15,955,386
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,950,000	2,043,920
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	805,128

Total New York				398,258,113

North Carolina - 1.1%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,250,000	1,202,697
Charlotte Douglas International Airport	4.000%	7/1/44	1,740,000	1,625,197	(c)
Charlotte Douglas International Airport	5.000%	7/1/49	1,770,000	1,806,680	(c)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	5,695,000	6,011,215
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,848,289
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	340,000	334,516
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,275,000	2,558,096
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	960,767
Series A, Refunding	5.000%	7/1/47	2,085,000	2,109,539
Series A, Refunding	5.000%	7/1/51	6,410,000	6,472,551
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	4,935,000	4,972,723
Senior Lien, Refunding	5.000%	1/1/32	835,000	861,706
Senior Lien, Refunding, AGM	5.000%	1/1/39	530,000	552,746

Total North Carolina				32,316,722

See Notes to Schedule of Investments.

26	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 1.7%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	$1,920,000	$1,869,419
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	2,655,000	2,952,771
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,519,256
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,859,554
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	1,520,000	1,444,123
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	760,000	716,423
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	709,369
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	8,260,000	7,579,601
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	3,795,000	3,852,221
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	150,000	150,589
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,060,295
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,140,000	1,010,295	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	18,785,000	18,095,883	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	3,969,214	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	441,309
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	803,315
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	1,520,000	1,450,614

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	$1,005,000	$935,499
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,789,930	(c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,244,998	(c)

Total Ohio				53,454,678

Oregon - 0.1%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,373,849
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	530,000	577,263
Series B, Refunding	5.000%	7/1/40	455,000	488,479
Series C, Refunding	5.000%	7/1/28	835,000	892,666	(c)

Total Oregon				4,332,257

Pennsylvania - 4.0%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,321,819
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,011,598
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,659,027
Series 2018	5.000%	6/1/32	1,330,000	1,447,331
Series 2018	5.000%	6/1/34	760,000	820,910
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	740,000	774,339	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,080,000	3,222,923	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,770,000	3,800,940
Penn State Health	4.000%	11/1/35	760,000	759,156
Penn State Health	4.000%	11/1/37	1,520,000	1,501,006
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	1,820,000	1,922,949	(c)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,050,000	2,166,567	(e)

See Notes to Schedule of Investments.

28	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	$1,520,000	$1,654,998	(e)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,356,416
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,646,269
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,300,000	1,323,469
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,100,732
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	5,125,000	5,408,606
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	2,017,359
Series A, Refunding	5.000%	12/1/47	5,880,000	6,175,393
Series A-1	5.000%	12/1/42	1,900,000	1,979,241
Series A-1	5.000%	12/1/47	3,015,000	3,116,080
Series A-2	5.000%	12/1/48	8,160,000	8,456,515
Series B, Refunding	5.250%	12/1/44	1,150,000	1,252,662	(g)
Series B, Refunding	5.250%	12/1/52	3,000,000	3,223,179	(g)
Series C, Refunding	4.000%	12/1/51	2,275,000	2,148,268
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,536,149	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	5,125,000	5,759,410
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,630,514
Series B	5.000%	2/1/37	1,820,000	1,940,502
Series B	5.000%	2/1/38	1,710,000	1,818,296
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,156,574
Series A, State Aid Withholding	5.000%	9/1/34	615,000	640,944
Series A, State Aid Withholding	5.000%	9/1/35	910,000	946,932
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,987,825

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Series A	5.000%	7/1/45	$4,555,000	$4,725,898	(e)
Series A, Refunding	5.000%	11/1/45	2,950,000	3,129,913
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,787,798
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,338,448
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019 (SIFMA Municipal Swap Index Yield + 0.360%)	2.260%	2/15/24	3,795,000	3,794,131	(b)

Total Pennsylvania				121,461,086

Puerto Rico - 4.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	318,785	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	600,000	602,468	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	10,670,932	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	403,978	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	10,734,976	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	10,295,856	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,017,579	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	34,905,490	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	54,782	50,342
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	140,690
Restructured, Series A-1	5.250%	7/1/23	111,214	111,701
Restructured, Series A-1	5.375%	7/1/25	221,811	225,013
Restructured, Series A-1	5.625%	7/1/27	219,802	225,128
Restructured, Series A-1	5.625%	7/1/29	216,236	221,655
Restructured, Series A-1	5.750%	7/1/31	210,028	215,738
Restructured, Series A-1	4.000%	7/1/33	199,162	173,538
Restructured, Series A-1	4.000%	7/1/35	179,020	152,670
Restructured, Series A-1	4.000%	7/1/37	153,647	128,414
Restructured, Series A-1	4.000%	7/1/41	208,900	167,899
Restructured, Series A-1	4.000%	7/1/46	217,253	167,795
Subseries CW	0.000%	11/1/43	940,551	429,127	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	2,689,900	*(f)

See Notes to Schedule of Investments.

30	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Series A	5.000%	7/1/42	$7,945,000	$5,879,300	*(f)
Series A	5.050%	7/1/42	1,480,000	1,091,500	*(f)
Series CCC	5.000%	7/1/21	25,000	18,375	*(h)
Series CCC	4.600%	7/1/24	10,000	7,363	*(f)
Series CCC	5.000%	7/1/24	760,000	562,400	*(f)
Series CCC	4.625%	7/1/25	25,000	18,406	*(f)
Series CCC	5.000%	7/1/28	475,000	351,500	*(f)
Series DDD, Refunding	3.300%	7/1/19	15,000	10,800	*(h)
Series DDD, Refunding	3.625%	7/1/21	330,000	237,600	*(h)
Series DDD, Refunding	5.000%	7/1/21	2,695,000	1,980,825	*(h)
Series TT	5.000%	7/1/17	25,000	18,375	*(h)
Series TT	5.000%	7/1/24	90,000	66,600	*(f)
Series TT	5.000%	7/1/37	2,985,000	2,208,900	*(f)
Series XX	5.250%	7/1/40	10,665,000	7,918,762	*(f)
Series ZZ, Refunding	5.250%	7/1/23	610,000	452,925	*(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	3,727,681
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	4,227,721
Restructured, Series A-1	4.550%	7/1/40	918,000	854,961
Restructured, Series A-1	4.750%	7/1/53	8,115,000	7,414,711
Restructured, Series A-1	5.000%	7/1/58	4,528,000	4,296,215
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,125,698
Restructured, Series A-2	4.329%	7/1/40	759,000	687,594

Total Puerto Rico				122,207,886

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,231,291
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,049,001

Total Rhode Island				4,280,292

South Carolina - 0.4%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,407,926
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	592,955	(c)
Series 2018	5.000%	7/1/38	1,215,000	1,261,011	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - (continued)
Series 2018	5.000%	7/1/43	$3,035,000	$3,116,142	(c)
Series 2018	5.000%	7/1/48	2,085,000	2,128,027	(c)

Total South Carolina				12,506,061

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,158,417

Tennessee - 1.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,435,150
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,798,734
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	1,520,000	1,611,767
Subordinated, Series B	5.000%	7/1/42	1,900,000	2,014,709
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,159,241
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,446,265	(c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,272,864	(c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	25,235,000	25,124,271	(a)(b)
Series A	5.250%	9/1/24	3,825,000	3,891,841

Total Tennessee				53,754,842

Texas - 7.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,881,971
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,766,933
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,369,722	(c)
Series 2014	5.000%	11/15/44	6,450,000	6,452,214	(c)
Series 2019	5.000%	11/15/31	3,035,000	3,276,028	(c)
Series 2019	5.000%	11/15/36	3,615,000	3,801,571	(c)
Series 2022	5.000%	11/15/39	2,390,000	2,525,748	(c)
Series 2022	5.250%	11/15/47	3,035,000	3,191,478	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Series 2022	5.000%	11/15/52	$1,480,000	$1,513,106	(c)
Series B	5.000%	11/15/44	2,655,000	2,714,365	(c)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series E	4.000%	1/1/50	3,795,000	3,480,264
Series A, Senior Lien	5.000%	1/1/40	3,035,000	3,215,366	(e)
Series A, Senior Lien	5.000%	1/1/45	3,415,000	3,617,949	(e)
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	11,385,000	11,521,397
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,944,202
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,461,672
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	6,070,000	6,391,686
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,305,251
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B (0.000% to 10/1/23 then 5.450%)	0.000%	10/1/34	3,795,000	4,067,871
First Tier Toll Revenue, Series A	5.125%	10/1/43	1,520,000	1,526,665
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,798,238	(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021	4.000%	10/1/42	7,590,000	7,407,477
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,260,000	1,353,276	(i)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	3,035,000	3,133,989
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,827,439
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,190,215	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,691,677	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,189,425	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	$1,330,000	$1,285,298	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/38	1,520,000	1,458,490	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,437,301	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	2,935,000	2,679,944	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,338,972
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	561,370	(c)
Series 2017	5.000%	11/1/36	540,000	556,688	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	3,035,000	3,038,097	(c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	3,795,000	3,395,593
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	4,175,000	4,345,575
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,175,000	1,244,293	(e)
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	975,000	906,165
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,032,865
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	3,795,000	3,756,266
Series B, Refunding	5.000%	1/1/40	8,105,000	8,121,734
Series B, Refunding	5.000%	1/1/45	8,350,000	8,548,434
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,077,469	(c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,489,836
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,984,252
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	24,310,000	25,405,275

See Notes to Schedule of Investments.

34	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	$18,975,000	$18,849,255	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	6,830,000	6,871,384	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,618,527
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	709,423
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,840,302
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	2,845,000	2,556,017
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	1,935,000	1,165,837	*(d)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	645,000	32,250	*(f)

Total Texas				219,924,107

Utah - 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	3,645,000	3,762,494	(c)
Series A	5.000%	7/1/37	2,655,000	2,733,361	(c)
Series B	5.000%	7/1/47	1,195,000	1,228,488
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,352,618
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,880,145
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	894,552
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	925,034
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,150,000	1,144,567
Series 2019	5.000%	10/15/25	845,000	860,988
Series 2019	4.000%	10/15/30	1,535,000	1,471,751
Series 2019	4.000%	10/15/34	760,000	698,268

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	35

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Series 2019	4.000%	10/15/39	$1,330,000	$1,150,427
Series 2021	3.000%	10/15/45	760,000	502,487

Total Utah				19,605,180

Vermont - 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	2,021,780

Virginia - 1.0%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,338,267
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	813,202
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,642,453
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	647,484
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	5,017,908	(c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,668,902	(c)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,171,970	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,644,770	(c)
Series A	5.000%	1/1/33	1,265,000	1,357,347
Series A	5.000%	1/1/35	2,070,000	2,202,694

Total Virginia				29,504,997

Washington - 1.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	2,845,000	3,025,767	(c)
Series 2019	5.000%	4/1/34	3,035,000	3,213,282	(c)
Series 2019	4.000%	4/1/44	1,900,000	1,696,889	(c)
Series 2019	5.000%	4/1/44	3,035,000	3,114,255	(c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,638,573	(c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,774,760	(c)
Series C	5.000%	5/1/42	6,450,000	6,591,215	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,547,279
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	495,083
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	3,035,000	3,124,295	(a)(b)

See Notes to Schedule of Investments.

36	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	$1,700,000	$1,737,693
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	3,993,945
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	1,966,421	(d)

Total Washington				40,919,457

Wisconsin - 0.8%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	9,110,000	9,403,364
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,330,000	1,408,375
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	1,900,000	1,956,191
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,312,337
Public Finance Authority, WI, Revenue, Cone Health, Series A	5.000%	10/1/52	5,450,000	5,644,286
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	2,275,000	2,221,404
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,330,000	1,402,162

Total Wisconsin				23,348,119

TOTAL MUNICIPAL BONDS (Cost - $3,048,556,000)				2,962,281,944

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(j) - 2.6%
New York - 2.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,735,789
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,665,983

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	37

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Obligations Bonds, Series A	4.000%	3/15/45	$25,000,000	$24,070,602
General Purpose Bonds, Series A, Refunding	4.000%	3/15/41	25,000,000	24,576,298

Total New York				80,048,672

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $80,833,039)				80,048,672

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,129,389,039)				3,042,330,616

SHORT-TERM INVESTMENTS - 1.5%
MUNICIPAL BONDS - 1.5%
Delaware - 0.0%††
University of Delaware Revenue, Series C, Refunding, SPA - TD Bank N.A.	1.000%	11/1/37	500,000	500,000	(k)(l)

Florida - 0.0%††
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	1.800%	11/1/38	300,000	300,000	(k)(l)

Georgia - 0.1%
Bartow County, GA, Development Authority, Solid Waste Disposal Facilities Revenue, Georgia Power Company Plant Bowen Project, Second Series 2022	1.400%	11/1/62	1,900,000	1,900,000	(c)(k)(l)

Maryland - 0.1%
Maryland State Communities Development Administration Revenue:
Fort Washington Manor Senior Housing, Series A, LOC - Citibank N.A.	1.930%	11/15/38	1,430,000	1,430,000	(c)(k)(l)
Residential Revenue Bonds, Series B, SPA - TD Bank N.A.	3.850%	9/1/33	700,000	700,000	(k)(l)
Maryland State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	1.000%	7/1/41	100,000	100,000	(k)(l)

Total Maryland				2,230,000

See Notes to Schedule of Investments.

38	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	1.000%	10/1/42	$100,000	$100,000	(k)(l)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	1.000%	7/1/39	500,000	500,000	(k)(l)

Total Massachusetts				600,000

Minnesota - 0.2%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Allina Health System, Series B-1, LOC - JPMorgan Chase & Co.	1.000%	11/15/35	1,705,000	1,705,000	(k)(l)
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	1.050%	11/15/48	4,210,000	4,210,000	(k)(l)

Total Minnesota				5,915,000

Mississippi - 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.000%	12/1/30	400,000	400,000	(k)(l)
Chevron USA Inc. Project, Series B	1.000%	12/1/30	2,100,000	2,100,000	(k)(l)
Chevron USA Inc. Project, Series C	1.000%	12/1/30	130,000	130,000	(k)(l)
Chevron USA Inc. Project, Series E	1.000%	12/1/30	750,000	750,000	(k)(l)
Chevron USA Inc. Project, Series H	1.000%	11/1/35	3,000,000	3,000,000	(k)(l)

Total Mississippi				6,380,000

Missouri - 0.5%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, LIQ - U.S. Bank N.A.	1.870%	5/15/38	13,200,000	13,200,000	(k)(l)
BJC Health System, Series C, Refunding, LIQ - BJC Health System	1.860%	5/15/38	1,255,000	1,255,000	(k)(l)

Total Missouri				14,455,000

New York - 0.1%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	1.850%	11/1/32	2,410,000	2,410,000	(k)(l)
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	1.000%	3/1/48	800,000	800,000	(k)(l)
Subseries I-4, Refunding, LOC - TD Bank N.A.	1.000%	4/1/36	500,000	500,000	(k)(l)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	39

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	1.000%	6/15/48	$745,000	$745,000	(k)(l)
Second General Resolution, Series DD-1, Refunding, SPA - TD Bank N.A.	1.000%	6/15/43	300,000	300,000	(k)(l)
New York State HFA Revenue, Series I, Refunding, SPA - TD Bank N.A.	3.850%	11/1/55	200,000	200,000	(k)(l)

Total New York				4,955,000

Oregon - 0.1%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.060%	8/1/34	600,000	600,000	(k)(l)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	1.000%	8/1/34	1,385,000	1,385,000	(k)(l)

Total Oregon				1,985,000

Pennsylvania - 0.2%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series D, LOC - TD Bank N.A.	1.800%	11/1/55	400,000	400,000	(k)(l)
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	1.100%	7/1/34	100,000	100,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	1.860%	12/1/39	4,825,000	4,825,000	(k)(l)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.860%	12/1/34	900,000	900,000	(k)(l)

Total Pennsylvania				6,225,000

Texas - 0.0%††
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	1.000%	10/1/41	100,000	100,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $45,545,000)				45,545,000

TOTAL INVESTMENTS - 100.9% (Cost - $3,174,934,039)				3,087,875,616
TOB Floating Rate Notes - (1.4)%				(44,135,000)
Other Assets in Excess of Other Liabilities - 0.5%				16,993,394

TOTAL NET ASSETS - 100.0%				$3,060,734,010

See Notes to Schedule of Investments.

40	Western Asset Managed Municipals Fund 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of November 30, 2022.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The maturity principal is currently in default as of November 30, 2022.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2022 Quarterly Report	41

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

42	Western Asset Managed Municipals Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

43

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,962,281,944	—	$2,962,281,944
Municipal Bonds Deposited in Tender Option Bond Trust	—	80,048,672	—	80,048,672

Total Long-Term Investments	—	3,042,330,616	—	3,042,330,616

Short-Term Investments†	—	45,545,000	—	45,545,000

Total Investments	—	$3,087,875,616	—	$3,087,875,616

†	See Schedule of Investments for additional detailed categorizations.

45